PORTFOLIO OF INVESTMENTS – as of September 30, 2022 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)

Common Stocks – 99.0% of Net Assets

	Aerospace & Defense – 1.7%
101,998	Boeing Co. (The)(a)	$12,349,918

	Air Freight & Logistics – 0.6%
47,596	Expeditors International of Washington, Inc.	4,203,203

	Automobiles – 3.5%
456,300	General Motors Co.	14,642,667
42,271	Tesla, Inc.(a)	11,212,383

		25,855,050

	Banks – 3.8%
341,105	Citigroup, Inc.	14,213,845
328,000	Wells Fargo & Co.	13,192,160

		27,406,005

	Beverages – 2.9%
14,070	Boston Beer Co., Inc. (The), Class A(a)	4,553,756
187,263	Monster Beverage Corp.(a)	16,284,390

		20,838,146

	Biotechnology – 4.2%
57,635	Alnylam Pharmaceuticals, Inc.(a)	11,536,222
44,269	BioMarin Pharmaceutical, Inc.(a)	3,752,683
70,326	CRISPR Therapeutics AG(a)	4,595,804
15,759	Regeneron Pharmaceuticals, Inc.(a)	10,855,902

		30,740,611

	Capital Markets – 11.2%
227,445	Charles Schwab Corp. (The)	16,346,472
15,720	FactSet Research Systems, Inc.	6,289,729
42,000	Goldman Sachs Group, Inc. (The)	12,308,100
104,300	Intercontinental Exchange, Inc.	9,423,505
353,300	KKR & Co., Inc.	15,191,900
13,134	MSCI, Inc.	5,539,790
98,450	SEI Investments Co.	4,828,973
192,000	State Street Corp.	11,675,520

		81,603,989

	Consumer Finance – 3.6%
543,800	Ally Financial, Inc.	15,133,954
120,785	Capital One Financial Corp.	11,132,753

		26,266,707

	Entertainment – 5.4%
131,741	Netflix, Inc.(a)	31,017,101
93,310	Walt Disney Co. (The)(a)	8,801,932

		39,819,033

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Equipment & Supplies – 0.4%
16,980	Intuitive Surgical, Inc.(a)	$3,182,731

	Health Care Providers & Services – 1.5%
59,400	HCA Healthcare, Inc.	10,917,126

	Health Care Technology – 1.8%
222,129	Doximity, Inc., Class A(a)	6,712,739
38,815	Veeva Systems, Inc., Class A(a)	6,399,817

		13,112,556

	Hotels, Restaurants & Leisure – 3.6%
6,450	Booking Holdings, Inc.(a)	10,598,705
88,703	Starbucks Corp.	7,474,115
102,974	Yum China Holdings, Inc.	4,873,759
34,023	Yum! Brands, Inc.	3,618,006

		26,564,585

	Insurance – 3.0%
188,955	American International Group, Inc.	8,971,583
63,900	Willis Towers Watson PLC	12,840,066

		21,811,649

	Interactive Media & Services – 11.0%
322,540	Alphabet, Inc., Class A(a)	30,850,951
67,738	Alphabet, Inc., Class C(a)	6,513,009
205,139	Meta Platforms, Inc., Class A(a)	27,833,259
661,700	Pinterest, Inc., Class A(a)	15,417,610

		80,614,829

	Internet & Direct Marketing Retail – 5.2%
56,093	Alibaba Group Holding Ltd., Sponsored ADR(a)	4,486,879
296,700	Amazon.com, Inc.(a)	33,527,100

		38,013,979

	IT Services – 7.4%
65,590	Block, Inc.(a)	3,606,794
167,500	Fiserv, Inc.(a)	15,672,975
42,300	Gartner, Inc.(a)	11,703,987
62,642	PayPal Holdings, Inc.(a)	5,391,597
120,470	Shopify, Inc., Class A(a)	3,245,462
83,095	Visa, Inc., Class A	14,761,827

		54,382,642

	Life Sciences Tools & Services – 0.8%
32,312	Illumina, Inc.(a)	6,164,806

	Machinery – 1.9%
11,248	Deere & Co.	3,755,595
41,400	Parker-Hannifin Corp.	10,031,634

		13,787,229

Shares	Description	Value (†)

Common Stocks – continued

	Media – 2.6%
35,410	Charter Communications, Inc., Class A(a)	$10,741,624
271,880	Comcast Corp., Class A	7,974,240

		18,715,864

	Oil, Gas & Consumable Fuels – 4.7%
485,141	APA Corp.	16,586,971
159,938	EOG Resources, Inc.	17,869,873

		34,456,844

	Pharmaceuticals – 2.8%
115,594	Novartis AG, Sponsored ADR	8,786,300
40,430	Novo Nordisk A/S, Sponsored ADR	4,028,041
179,902	Roche Holding AG, Sponsored ADR	7,307,619

		20,121,960

	Real Estate Management & Development – 1.6%
169,900	CBRE Group, Inc., Class A(a)	11,469,949

	Semiconductors & Semiconductor Equipment – 2.7%
106,501	NVIDIA Corp.	12,928,156
61,013	QUALCOMM, Inc.	6,893,249

		19,821,405

	Software – 9.3%
65,883	Autodesk, Inc.(a)	12,306,944
42,479	Microsoft Corp.	9,893,359
369,285	Oracle Corp.	22,552,235
117,260	Salesforce, Inc.(a)	16,866,679
43,906	Workday, Inc., Class A(a)	6,683,371

		68,302,588

	Textiles, Apparel & Luxury Goods – 0.4%
447,209	Under Armour, Inc., Class A(a)	2,973,940

	Tobacco – 1.4%
247,100	Altria Group, Inc.	9,977,898

	Total Common Stocks (Identified Cost $681,500,312)	723,475,242

Principal Amount	Description	Value (†)

Short-Term Investments – 2.0%
$14,280,577	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2022 at 1.100% to be repurchased at $14,281,887 on 10/03/2022 collateralized by $14,853,000 U.S. Treasury Note, 3.500% due 9/15/2025 valued at $14,566,382 including accrued interest(b) (Identified Cost $14,280,577)	14,280,577

	Total Investments – 101.0% (Identified Cost $695,780,889)	$737,755,819
	Other assets less liabilities – (1.0)%	(7,080,484)

	Net Assets – 100.0%	$730,675,335

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$723,475,242	$—	$—	$723,475,242
Short-Term Investments	—	14,280,577	—	14,280,577

Total	$723,475,242	$14,280,577	$—	$737,755,819

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2022 (Unaudited)

Capital Markets	11.2%
Interactive Media & Services	11.0
Software	9.3
IT Services	7.4
Entertainment	5.4
Internet & Direct Marketing Retail	5.2
Oil, Gas & Consumable Fuels	4.7
Biotechnology	4.2
Banks	3.8
Hotels, Restaurants & Leisure	3.6
Consumer Finance	3.6
Automobiles	3.5
Insurance	3.0
Beverages	2.9
Pharmaceuticals	2.8
Semiconductors & Semiconductor Equipment	2.7
Media	2.6
Other Investments, less than 2% each	12.1
Short-Term Investments	2.0

Total Investments	101.0
Other assets less liabilities	(1.0)

Net Assets	100.0%